Shareholder Report, Holdings (Details)	Jul. 31, 2024
C000216993 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000216993 [Member] | Long Financials [Member]
Holdings [Line Items]
Percent of Total Investments	29.30%
C000216993 [Member] | Long Health care [Member]
Holdings [Line Items]
Percent of Total Investments	27.90%
C000216993 [Member] | Long Information Technology [Member]
Holdings [Line Items]
Percent of Total Investments	23.90%
C000216993 [Member] | Long Energy [Member]
Holdings [Line Items]
Percent of Total Investments	14.30%
C000216993 [Member] | Long Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000216993 [Member] | All Other Long [Member]
Holdings [Line Items]
Percent of Total Investments	25.10%
C000216993 [Member] | Short Financials [Member]
Holdings [Line Items]
Percent of Total Investments	(17.50%)
C000216993 [Member] | Short Energy [Member]
Holdings [Line Items]
Percent of Total Investments	(15.90%)
C000216993 [Member] | All Other Short [Member]
Holdings [Line Items]
Percent of Total Investments	(4.50%)
C000216993 [Member] | Money Market Funds Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.40%
C000216993 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	89.80%
C000216993 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000216993 [Member] | Rights [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000216993 [Member] | Common Stocks Sold Short [Member]
Holdings [Line Items]
Percent of Net Asset Value	(26.70%)
C000216993 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.50%
C000162358 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	38.50%	[1]
C000162358 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%	[1]
C000162358 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%	[1]
C000162358 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	15.50%	[1]
C000162358 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	18.40%	[1]
C000162358 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	16.60%	[1]
C000162358 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%	[1]
C000162358 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	23.20%
C000162358 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000162358 [Member] | Education [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%
C000162358 [Member] | Gas [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000162358 [Member] | Special Assessment [Member]
Holdings [Line Items]
Percent of Total Investments	17.50%
C000162358 [Member] | Continuing Care Retirement Communities [Member]
Holdings [Line Items]
Percent of Total Investments	11.80%
C000162358 [Member] | Hospital [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%
C000162358 [Member] | Dedicated Tax [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000162358 [Member] | Government Obligation Bond Unlimited Tax [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000162358 [Member] | Industrial Development Bond [Member]
Holdings [Line Items]
Percent of Total Investments	13.20%
C000187865 [Member] | SP 1 MIGI short term [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%	[2]
C000187865 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	10.20%	[2]
C000187865 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	45.00%	[2]
C000187865 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	18.00%	[2]
C000187865 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	9.60%	[2]
C000187865 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%	[2]
C000187865 [Member] | NR [Member]
Holdings [Line Items]
Percent of Total Investments	14.40%	[2]
C000187865 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	25.00%
C000187865 [Member] | Education [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000187865 [Member] | Special Assessment [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%
C000187865 [Member] | Hospital [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%
C000187865 [Member] | Water And Sewer [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%
C000187865 [Member] | Airport [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
C000187865 [Member] | Insured [Member]
Holdings [Line Items]
Percent of Total Investments	17.40%
C000187865 [Member] | Government Obligation Bond Unlimited Tax [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
C000187865 [Member] | Industrial Development Bond [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%
C000187865 [Member] | Certificates of Participation [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000172840 [Member] | United Overseas Bank Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000172840 [Member] | Oversea Chinese Banking Corp Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000172840 [Member] | Singapore Exchange Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000172840 [Member] | Koninklijke KPN N V [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000172840 [Member] | Danone S A [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000172840 [Member] | Swisscom AG [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000172840 [Member] | Zurich Insurance Group AG [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000172840 [Member] | Swiss Prime Site AG [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000172840 [Member] | Unilever PLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000172840 [Member] | Deutsche Telekom AG [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000172840 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000172840 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000172840 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%
C000172840 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000172840 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.10%
C000172840 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%
C000172840 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.80%
C000172840 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.80%
C000172840 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000172840 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	23.40%
C000205579 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%	[3]
C000205579 [Member] | SP 1 MIGI short term [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%	[3]
C000205579 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	24.50%	[3]
C000205579 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	45.30%	[3]
C000205579 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	14.40%	[3]
C000205579 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%	[3]
C000205579 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%	[3]
C000205579 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%	[3]
C000205579 [Member] | SP 1 short term [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%	[3]
C000205579 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	22.60%
C000205579 [Member] | Hospital [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
C000205579 [Member] | Water And Sewer [Member]
Holdings [Line Items]
Percent of Total Investments	11.40%
C000205579 [Member] | Airport [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
C000205579 [Member] | Insured [Member]
Holdings [Line Items]
Percent of Total Investments	11.10%
C000205579 [Member] | Dedicated Tax [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
C000205579 [Member] | Government Obligation Bond Unlimited Tax [Member]
Holdings [Line Items]
Percent of Total Investments	14.30%
C000205579 [Member] | Industrial Development Bond [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%
C000205579 [Member] | Certificates of Participation [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
C000205579 [Member] | Pre refunded Escrowed to maturity [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000218390 [Member] | LXP Industrial Trust [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000218390 [Member] | CommVault Systems Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000218390 [Member] | Evercore Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000218390 [Member] | CubeSmart [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000218390 [Member] | Plexus Corp [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000218390 [Member] | Globus Medical Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000218390 [Member] | InterDigital Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000218390 [Member] | Chesapeake Utilities Corp [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000218390 [Member] | Jefferies Financial Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000218390 [Member] | Sprouts Farmers Market Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000218390 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000218390 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%
C000218390 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%
C000218390 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.50%
C000218390 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.70%
C000218390 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%
C000218390 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	22.40%
C000218390 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
C000218390 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	17.30%
C000218390 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%
C000172841 [Member] | Cognizant Technology Solutions Corp Class A [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000172841 [Member] | Berkshire Hathaway Inc Class B [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000172841 [Member] | Cisco Systems Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000172841 [Member] | Coca Cola The Co [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000172841 [Member] | Republic Services Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000172841 [Member] | TE Connectivity Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000172841 [Member] | PTC Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000172841 [Member] | Roper Technologies Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000172841 [Member] | Amphenol Corp Class A [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000172841 [Member] | Colgate Palmolive Co [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000172841 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
C000172841 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000172841 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
C000172841 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000172841 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%
C000172841 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.20%
C000172841 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.00%
C000172841 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000172841 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	16.30%
C000172841 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	20.80%
C000205581 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%	[4]
C000205581 [Member] | SP 1 MIGI short term [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%	[4]
C000205581 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	14.60%	[4]
C000205581 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	32.30%	[4]
C000205581 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	30.10%	[4]
C000205581 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	10.90%	[4]
C000205581 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%	[4]
C000205581 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[4]
C000205581 [Member] | SP 1 short term [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%	[4]
C000205581 [Member] | MIG3 short term [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%	[4]
C000205581 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	27.70%
C000205581 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.10%
C000205581 [Member] | Gas [Member]
Holdings [Line Items]
Percent of Total Investments	10.50%
C000205581 [Member] | Hospital [Member]
Holdings [Line Items]
Percent of Total Investments	10.30%
C000205581 [Member] | Airport [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%
C000205581 [Member] | Insured [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%
C000205581 [Member] | Local Housing [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000205581 [Member] | Government Obligation Bond Unlimited Tax [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
C000205581 [Member] | Industrial Development Bond [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%
C000205581 [Member] | Certificates of Participation [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
C000223991 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	8.70%	[5]
C000223991 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%	[5]
C000223991 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	45.50%	[5]
C000223991 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	19.40%	[5]
C000223991 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	14.10%	[5]
C000223991 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%	[5]
C000223991 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%	[5]
C000223991 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	26.20%
C000223991 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%
C000223991 [Member] | Hospital [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000223991 [Member] | Water And Sewer [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000223991 [Member] | Insured [Member]
Holdings [Line Items]
Percent of Total Investments	10.50%
C000223991 [Member] | Higher Education [Member]
Holdings [Line Items]
Percent of Total Investments	15.70%
C000223991 [Member] | Toll Road [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
C000223991 [Member] | Dedicated Tax [Member]
Holdings [Line Items]
Percent of Total Investments	9.70%
C000223991 [Member] | Government Obligation Bond Unlimited Tax [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
C000223991 [Member] | Industrial Development Bond [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%

[1]	The credit quality and ratings information presented above reflect the ratings assigned by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest rating is used. Sub-investment grade ratings are those rated BB+/Ba1 or lower. Investment grade ratings are those rated BBB-/Baa3 or higher. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
[2]	The credit quality and ratings information presented above reflect the ratings assigned by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest rating is used. Sub-investment grade ratings are those rated BB+/Ba1 or lower. Investment grade ratings are those rated BBB-/Baa3 or higher. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
[3]	The credit quality and ratings information presented above reflect the ratings assigned by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest rating is used. Sub-investment grade ratings are those rated BB+/Ba1 or lower. Investment grade ratings are those rated BBB-/Baa3 or higher. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
[4]	The credit quality and ratings information presented above reflect the ratings assigned by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest rating is used. Sub-investment grade ratings are those rated BB+/Ba1 or lower. Investment grade ratings are those rated BBB-/Baa3 or higher. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
[5]	The credit quality and ratings information presented above reflect the ratings assigned by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest rating is used. Sub-investment grade ratings are those rated BB+/Ba1 or lower. Investment grade ratings are those rated BBB-/Baa3 or higher. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.